Expense Example	Jan. 28, 2026 USD ($)
CrossingBridge Low Duration High Income Fund | CrossingBridge Low Duration High Income Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
CrossingBridge Low Duration High Income Fund | CrossingBridge Low Duration High Income Fund - Retail Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
CrossingBridge Ultra-Short Duration Fund | CrossingBridge Ultra-Short Duration Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	505
Expense Example, with Redemption, 10 Years	1,120
CrossingBridge Responsible Credit Fund | CrossingBridge Responsible Credit Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	1,470
RiverPark Strategic Income Fund | RiverPark Strategic Income Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
RiverPark Strategic Income Fund | RiverPark Strategic Income Fund - Retail Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
CrossingBridge Nordic High Income Bond Fund | CrossingBridge Nordic High Income Bond Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	$ 1,612